Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2011
Financial Income (Expenses), Net [Abstract]
Financial Income (Expenses), Net

NOTE 9:- FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2009	2010	2011

Income:
Interest on cash and cash equivalents and short term deposit	$108	$20	$177
Capital gain on sale of marketable securities	38	-	-

Expenses:
Foreign currency exchange differences and other	(86)	(75)	(204)

	$60	$(55)	$(27)